Dispositions - Schedule of Disposals (Details) - USD ($) $ in Thousands				12 Months Ended
	Nov. 06, 2023	Sep. 22, 2023	Sep. 20, 2023	Dec. 31, 2023	Dec. 31, 2022
Disposal Group [Line Items]
Cash proceeds				$ 549,100	$ 0
Net smelter return royalty				101,100
Net proceeds				650,200
Cash and cash equivalents				194,100
Other current assets				14,000
Mineral properties, plant and equipment				1,578,500
Other non-current assets				3,900
Current liabilities				(39,000)
Provisions				(148,100)
Deferred tax liabilities				(419,300)
Long-term debt				(31,500)
Other long-term liabilities				(19,400)
Net carrying amount				1,133,200
Non-controlling interest				(489,700)
Net assets attributable to Pan American				643,500
Gain on sale				$ 6,700
MARA
Disposal Group [Line Items]
Cash proceeds			$ 475,000
Net smelter return royalty			90,000
Net proceeds			565,000
Cash and cash equivalents			188,400
Other current assets			9,100
Mineral properties, plant and equipment			1,400,500
Other non-current assets			3,100
Current liabilities			(27,000)
Provisions			(133,200)
Deferred tax liabilities			(380,400)
Long-term debt			(31,500)
Other long-term liabilities			(19,300)
Net carrying amount			1,009,700
Non-controlling interest			(444,700)
Net assets attributable to Pan American			565,000
Gain on sale			$ 0
Compañia Minera Argentum S.A.
Disposal Group [Line Items]
Cash proceeds		$ 28,600
Net smelter return royalty		0
Net proceeds		28,600
Cash and cash equivalents		5,600
Other current assets		4,800
Mineral properties, plant and equipment		35,800
Other non-current assets		800
Current liabilities		(11,600)
Provisions		(11,200)
Deferred tax liabilities		(100)
Long-term debt		0
Other long-term liabilities		(100)
Net carrying amount		24,000
Non-controlling interest		(2,100)
Net assets attributable to Pan American		21,900
Gain on sale		6,700
Working capital adjustments		$ 3,600
Agua de la Falda project
Disposal Group [Line Items]
Cash proceeds	$ 45,550
Net smelter return royalty	11,100
Net proceeds	56,600
Cash and cash equivalents	100
Other current assets	100
Mineral properties, plant and equipment	142,200
Other non-current assets	0
Current liabilities	(400)
Provisions	(3,700)
Deferred tax liabilities	(38,800)
Long-term debt	0
Other long-term liabilities	0
Net carrying amount	99,500
Non-controlling interest	(42,900)
Net assets attributable to Pan American	56,600
Gain on sale	$ 0